31 Insurance coverage (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Schedule of insurance coverage

On December 31, 2020, the Company’s global insurance coverage is summarized as follows:

Insured property	Risks covered	Amount of coverage
		12/31/2020	12/31/2019
Assets and Stock	Named risks	11,042	9,333
Profit	Lost profit	5,416	4,675
Automobiles and others (*)	Losses and damages	57	54

(*) This amount does not include hull insurance, which is 100% insured by the Economic Research Foundation Institute – FIPE table.